RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED-PARTY TRANSACTIONS
Schedule of intercompany loans

	2019	2018
Assets
Joint venture
Gerdau Corsa SAPI de C.V.	73,607	72
Others
Fundação Gerdau	21,838	27,867
	95,445	27,939
Liabilities
Joint venture
Diaco S.A.	—	(1,350)
	—	(1,350)

	2019	2018	2017
Net financial income	4,767	545	95

Summary of guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2019	2018	2017
Diaco S.A.	Joint-venture	Financing Agreements	137,700	Aug/18	—	—	128,019
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	1,750,249	Oct/22 - Oct/24	1,784,868	1,933,929	1,797,856
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	37,285	41,571	6,550
Gerdau Metaldom S.A. and Gerdau Corsa S.A.P.I de C.V.;	Joint-venture	Financing Agreements	274,560	Feb/20	241,842	198,619	178,200

Schedule of key management compensation

At the end of the year, Restricted and Performance Shares with the key management were:

	2019	2018
Available at beginning of the year	6,375,547	5,945,310
Granted	1,083,116	1,255,286
Exercised	(627,076)	(511,333)
Cancelled	(38,553)	—
Others	(75,163)	(313,716)
Available at the end of the year	6,717,871	6,375,547